Commitments and Contingencies (Details Narrative) - USD ($) $ in Millions		1 Months Ended
	Jul. 17, 2019	Jul. 31, 2019	Mar. 02, 2024	Mar. 01, 2024
Gain Contingencies [Line Items]
Patent infringement payment			$ 57.1	$ 57.1
Commercial Customers [Member]
Gain Contingencies [Line Items]
Contracts expiry date, description	the Company initiated patent litigation against certain defendants in the U.S. District Court for the District of Delaware for infringement of certain United States patents owned by the Company	the Company initiated patent litigation against various defendants in the U.S. District Court for the District of Delaware which included (i) Vistra Energy Corp., AEP Generation Resources Inc.